Investments in Unconsolidated Entities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity and cost method investments
Capital contributions, loans and advances	$ 10,323	$ 13,787
Cumulative share of income	1,017,449	928,019
Cumulative share of distributions	(884,852)	(805,321)
Equity method investments	142,920	136,485
Cost method investments	1,611	1,611
Total investments in unconsolidated entities	144,531	138,096
Equity in earnings of unconsolidated entities	90,364	83,566	97,318
Los Angeles SMSA Limited Partnership
Equity and cost method investments
Equity in earnings of unconsolidated entities	67,200	55,300	64,800
Ownership interest in equity method investment	5.50%	5.50%	5.50%
Aggregate equity method investments
Equity method investments, combined assets
Current	444,100	404,751
Due from affiliates	298,707	199,167
Property and other	1,896,784	1,935,125
Total assets	2,639,591	2,539,043
Equity method investments, combined liabilities and equity
Current liabilities	350,067	300,780
Deferred credits	80,660	79,787
Long-term liabilities	21,328	22,943
Long-term capital lease obligations	405	234
Partners' capital and stockholders' equity	2,187,131	2,135,299
Total liabilities and equity	2,639,591	2,539,043
Equity method investments, combined income statements
Revenues	5,804,466	5,519,024	4,950,306
Operating expenses	4,363,399	4,282,277	3,549,098
Operating income	1,441,067	1,236,747	1,401,208
Other income (expense), net	4,003	4,976	37,701
Net income	$ 1,445,070	$ 1,241,723	$ 1,438,909